The following are the minimum amounts due on the notes as of January 31, 2021: (Details)	Jan. 31, 2021 USD ($)
Short-term Debt [Line Items]
Total	$ 2,030,579
Promissory Note Four [Member]
Short-term Debt [Line Items]
Total	1,140,206
Promissory Note Five [Member]
Short-term Debt [Line Items]
Total	886,165
Promissory Note Six [Member]
Short-term Debt [Line Items]
Total	$ 4,208